Termination of Agreements	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Termination Of Agreements
NOTE 6 - Termination of Agreements

On November 14, 2011,pursuant to a general release agreement Shmuel Shneibalg and the Company terminated the Going Public agreement dated as of May 16 2010 as amended as of October 1, 2010 , and the Office Service Agreement dated as of May 16, 2010, and discharged all fees resulting from the agreements. Furthermore, outstanding loans and note payable totals $41,029 and related accrued interest in the amount of $2,685 due to Hatzlacha were forgiven by Shmuel Shneibalg. Additionally the company owed Hatzlucha $9,000 and accrued telephone expense of $180 that were forgiven. Accordingly, the Company recorded $52,894 debt extinguishment for the year ended April 30, 2012.

On November 14, 2011, pursuant to a general release agreement Shmuel Shneibalg and the Company terminated the Going Public agreement (see note 8) dated May 16, 2010 as amended as of October 1, 2010 , and the Office Service Agreement (See Note 9) dated May 16, 2010, and discharged all fees resulting from the agreements. Furthermore, outstanding loans and note payable totaling $41,029 and related accrued interest in the amount of $2,685 due to Hatzlacha were forgiven by Shmuel Shneibalg. Additionally the company owed Hatzlucha $9,000 (see note 8) and accrued telephone expense of $180 that were forgiven. Accordingly, the Company recorded $52,894 debt extinguishment for the year ended April 30, 2012.